10. OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of other payables and accrued liabilities
	December 31,
	2018	2017
	RMB	RMB

Payable to investors (1)	94,118	1,993,567
Security deposit from CeraVest borrowers	713,603	321,781
Accrued marketing expense (2)	441	179,091
Other current liabilities	72,664	76,105
Deferred revenue from CeraPay business	—	27,285
Salary payable	11,115	21,089
Payables to merchants and brokers	38,019	13,574
Other tax payables	21,057	3,112
Advance of debt assignment (3)	22,129	—

Total	973,147	2,635,604

Movement of accrued marketing expense
	December 31,	December 31,
	2018	2017
	RMB	RMB

Balance at beginning of year	179,091	—
Reclassification from provision of credit losses for other financing receivable (Note 6)	—	127,807
Addition (Reversal)	(178,650)	51,284
Balance at ending of year	441	179,091